Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Other Current Liabilities
12. Other Current Liabilities
The components of other current liabilities were as follows:

	December 31,	December 31,
	2021	2020
	(in thousands)
Warrant liability	$—	$558
Other current liabilities	324	28
Current portion of capital lease	49	48
Contingent liability	761	—
Working capital liability	1,685	6,805
Total other current liabilities	$2,819	$7,439
The contingent liability represents a liability for estimated indirect taxes, previously classified as long-term. Refer to Note 24 for more information.
The working capital liability as of December 31, 2020 was reduced by payments of $2.8 million and a contractual refund of $3.9 million for a terminated launch services agreement for which a right of setoff exists and increased by a working capital adjustment related to a potential shortfall in accounts receivable in the Spaceflight closing balance sheet of $1.0 million. Refer to Note 8 for more information.